SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 5) - Repossessed Assets [Member] - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Residential Real Estate One To Four Family [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Impaired Loans, Fair value	$ 274	$ 525
Valuation Technique(s)	Sales comparison approach	Sales comparison approach
Unobservable Input(s)	Adjustments for differences between comparable sales	Adjustments for differences between comparable sales
Range (Weighted Average)	(5.10%)	2.90%
Residential Real Estate One To Four Family [Member] | Maximum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Range (Weighted Average)	15.20%	11.70%
Residential Real Estate One To Four Family [Member] | Minimum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Range (Weighted Average)	(24.00%)	1.50%
Residential Real Estate Land [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Impaired Loans, Fair value	$ 79	$ 15
Valuation Technique(s)	Sales comparison approach	Sales comparison approach
Unobservable Input(s)	Adjustments for differences between comparable sales	Adjustments for differences between comparable sales
Range (Weighted Average)	5.00%	20.80%
Residential Real Estate Land [Member] | Maximum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Range (Weighted Average)	6.60%	38.90%
Residential Real Estate Land [Member] | Minimum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Range (Weighted Average)	3.50%	20.20%